Fair Value Measurements - Schedule of Market Assumptions used in the Valuation (Details)	Oct. 09, 2024
Share Price [Member]
Schedule of Market Assumptions used in the Valuation [Line Items]
Public Warrants	9.95
Exercise price [Member]
Schedule of Market Assumptions used in the Valuation [Line Items]
Public Warrants	11.5
Term (years) [Member]
Schedule of Market Assumptions used in the Valuation [Line Items]
Public Warrants	7
Risk-free rate [Member]
Schedule of Market Assumptions used in the Valuation [Line Items]
Public Warrants	3.97
Volatility [Member]
Schedule of Market Assumptions used in the Valuation [Line Items]
Public Warrants	4.9